Employees' Retirement Benefits (Schedule Of Charges To Income For Employees' Retirement Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Total	¥ 19,513	¥ 18,082
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	63,669	65,160	¥ 72,631
Interest cost on projected benefit obligation	18,569	25,510	30,021
Expected return on plan assets	(21,624)	(22,027)	(22,069)
Amortization of net actuarial loss	5,389	3,463	7,694
Amortization of transition obligation	50	156	167
Amortization of prior service cost	(1,366)	(1,468)	(3,997)
Curtailment gain from the change in pension plans			(12,966)
Total	64,687	70,794	71,481
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Service cost	40,999	37,281	39,098
Interest cost on projected benefit obligation	16,602	21,278	22,961
Expected return on plan assets	(28,708)	(25,825)	(23,871)
Amortization of net actuarial loss	4,997	5,783	15,265
Amortization of prior service cost	(7,513)	(7,487)	(5,512)
Employee contributions	(3,270)	(3,753)	(3,557)
Total	¥ 23,107	¥ 27,277	¥ 44,384